Income Tax/Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Reconciliation of Income Tax Charged to Income
The following is a reconciliation of income tax charged to income as of December 31, 2025, as compared to the previous fiscal year:

	12.31.25	12.31.24	12.31.23
Income Before Income Tax for the Year (*)	258,810,311	2,932,829,539	1,560,718,035
Current Tax Rate	35%	35%	35%
Income for the Year at Tax Rate	(90,583,608)	(1,026,490,339)	(546,251,312)
Permanent Differences at Tax Rate
- Income for Equity Instruments	1,674,570	323,492,737	2,937,690
- Untaxed Income	29,838,824	5,091,553	21,277,120
- Donations and Other Non-deductible Expenses	(1,383,097)	(1,662,838)	(1,827,216)
- Other	558,321,264	1,132,186,712	1,033,205,204
- Inflation effect	(11,021,081)	(340,168,568)	(20,766,570)
- Tax inflation adjustment	(565,714,285)	(890,737,974)	(1,078,999,565)
Total Income Tax Charge for the Year	(78,867,413)	(798,288,717)	(590,424,649)
(*) It comprises the result of continuing operations together with other comprehensive income, both before tax.

	12.31.25	12.31.24	12.31.23
Current Income Tax	(244,327,347)	(355,466,720)	(844,295,551)
Deferred Tax Charge(*)	73,829,951	(248,262,787)	454,991,485
Update of the charge tax for inflation effects	5,137,320	1,028,390	4,053,579
Tax Return adjustment from previous fiscal year	86,492,663	(195,587,600)	(205,174,162)
Total Income Tax Charge for the Year	(78,867,413)	(798,288,717)	(590,424,649)
(*)See Note 19. The difference in the change in deferred tax is attributable to Nera Agro Holding SL’s opening balances, which were not classified as a discontinued operation due to their immateriality.

Summary of Current Income Tax Liabilities

	12.31.25	12.31.24	12.31.23
Current Income Tax	(244,327,347)	(355,466,720)	(844,295,551)
Tax Advances	121,154,261	143,938,081	63,962,369
Current Income Tax Liabilities	(123,173,086)	(211,528,639)	(780,333,182)

Summary of Accumulated Taxable Net Earnings
For the fiscal year beginning on 01.01.25 and ended 12.31.25:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	101,680	—	25%	—
101,680	1,016,796	25,420	30%	101,680
1,016,796	Onwards	299,955	35%	1,016,796
For the fiscal year beginning on 01.01.24 and ended 12.31.24:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	34,704	—	25%	—
34,704	347,035	8,676	30%	34,704
347,035	Onwards	102,375	35%	347,035